Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Summary of Recognized Impairment Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 36	$ 77	$ 43
Colombia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	8	0	10
Caribbean TCL [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	7	14	0
France [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	6	0	0
United Kingdom [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	5	10	5
United States [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	3	26	18
Spain [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	2	23	0
Other countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 5	$ 4	$ 10